Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended
	31 December 2021	31 December 2020	31 December 2019
Profit after taxes attributable to equity shareholders (€ million)	982	498	1,090
Basic weighted average number of Shares in issue(A) (million)	456	455	466
Effect of dilutive potential Shares(B) (million)	1	1	3
Diluted weighted average number of Shares in issue(A) (million)	457	456	469
Basic earnings per share (€)	2.15	1.09	2.34
Diluted earnings per share (€)	2.15	1.09	2.32
(A)As at 31 December 2021, 31 December 2020 and 31 December 2019 the Group had 456,235,032, 454,645,510 and 456,399,877 Shares, respectively, in issue and outstanding.
(B)For the year ended 31 December 2021, 31 December 2020 and 31 December 2019 no options to purchase Shares were excluded from the diluted earnings per share calculation. The dilutive impact of all outstanding options, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.